Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (9,166,958)	$ (4,588,900)	$ (6,098,951)	$ (6,256,068)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	204,283	355,682	480,694	651,750
Stock-based compensation	166,187	612,730	709,394	790,755
Warrant modification expense	200,513	0
Change in fair value of warrant liability	(199,624)	0	0	108,100
Induced conversion expense			168,356	0
Debt extinguishment loss			376,086	0
Amortization of debt issuance costs			66,367	39,923
Non-cash operating lease expense			8,246	4,603
Loss on disposal of assets	0	124	124	0
Provision for credit losses	1,290	0
Fair value of common stock issued in exchange for services and in connection with non-redemption agreements	3,718,349	0
Loss on issuance of common stock in connection with a subscription agreement	206,000	0
Non-cash interest	2,404,031	32,319
Non-cash operating lease expense	(20,652)	(6,184)
Change in fair value of derivative liability	(4,800,000)	0
Change in fair value of earnout liability	700,000	0
Changes in operating assets and liabilities:
Accounts receivable	(256,886)	(18,511)	(1,290)	7,753
Inventory	1,525,857	42,252	98,594	553,999
Prepaid expenses and other current assets	(459,804)	(52,382)	(116,103)	(10,576)
Other assets			10,000	0
Accounts payable	(2,061,853)	935,742	876,074	338,554
Accrued expenses and other current liabilities			645,840	178,868
Deferred revenue			347,619	(693,436)
Deferred revenue	(327,778)	300,000
Other liabilities			(205,701)	424,040
Other assets	0	10,000
Accrued expenses and other current liabilities	(768,614)	411,356
Other liabilities	129,257	0
Net cash used in operating activities	(8,806,402)	(1,965,772)	(2,651,143)	(3,861,735)
Cash flows from investing activities:
Purchases of property and equipment	(34,590)	(25,995)	(13,040)	(22,600)
Net cash used in investing activities	(34,590)	(25,995)	(13,040)	(22,600)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net of issuance costs			1,017,850	915,000
Proceeds from long-term debt, net of issuance costs	10,525,000	0	800,000	348,760
Repayment of long-term debt	(1,243,055)	(96,669)	(129,057)	(127,756)
Proceeds from related party notes payable			705,000	1,643,725
Repayment of bridge loans	(800,000)	0	(20,000)	0
Proceeds from related party payable	0	650,000
Proceeds from sale of common stock and warrants, net of issuance costs	0	1,017,850
Proceeds from issuance common stock pursuant to subscription agreement	500,000	0
Proceeds from the Merger, net of transaction costs	1,238,530	0
Net cash provided by financing activities	10,220,475	1,571,181	2,373,793	2,779,729
Net increase (decrease) in cash and restricted cash and cash equivalents	1,379,483	(420,586)	(290,390)	(1,104,606)
Cash and restricted cash and cash equivalents, beginning of year	184,686	475,076	475,076	1,579,682
Cash and restricted cash and cash equivalents, end of year	1,564,169	54,490	184,686	475,076
Supplemental disclosure of cash flow information:
Cash paid for income taxes			0	1,600
Cash paid for interest	537,571	0	3,004	4,305
Supplemental disclosures of noncash investing and financing activities:
Fair value of warrants issued with debt			0	5,066
Purchase of property and equipment included in accounts payable			12,955	0
Equity financing issuance costs included in accrued expenses			0	8,700
Related party convertible notes payable including accrued interest exchanged for common stock			233,644	0
Transfer of inventory to property and equipment	0	262,116	262,116	0
Debt discount included in accounts payable			59,069	0
Transfer of accrued interest to current maturities of long-term debt			635,855	0
Fair value of embedded derivatives upon issuance of convertible debt	5,120,900	0
Fair value of common stock issued with convertible debt	2,312,617	0
Transfer of equipment to inventory	289,214	0
Extinguishment of accrued expenses in exchange for common stock	3,760,000	0
Debt discount included in accrued expenses	40,740	0
Conversion of long-term debt into common stock	3,433,388	0
Deemed dividend	5,185,502	0
GIGCAPITAL5, INC
Cash flows from operating activities:
Net loss			(4,024,591)	(2,774,307)
Adjustment to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability and related party note			(14,953)	(384,108)
Interest earned on cash and marketable securities held in Trust Account			(1,526,860)	(1,630,398)
Amortization on debt discount on note payable to related party			219,686	17,914
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			78,500	567,733
Accounts payable			572,551	166,964
Other assets			0	165,230
Payable to related parties			829,314	708,704
Accrued legal fees			1,342,963	1,931,891
Accrued expenses and other current liabilities			588,145	(117,411)
Other liabilities			(8,859)	86,238
Net cash used in operating activities			(1,944,104)	(1,261,550)
Cash flows from investing activities:
Investment of cash in Trust Account, net			(920,000)	(640,000)
Cash withdrawn from Trust Account			20,839,611	192,881,509
Net cash used in investing activities			19,919,611	192,241,509
Cash flows from financing activities:
Borrowings from related parties			986,360	640,000
Borrowings from related parties at fair value			1,240,000	260,000
Redemption of Public Units			(20,277,625)	(192,138,312)
Payment of offering costs			0	(85,000)
Net cash provided by financing activities			(18,051,265)	(191,323,312)
Net increase (decrease) in cash and restricted cash and cash equivalents			(75,758)	(343,353)
Cash and restricted cash and cash equivalents, beginning of year	$ 2,438	$ 78,196	78,196	421,549
Cash and restricted cash and cash equivalents, end of year			2,438	78,196
Supplemental disclosure of cash flow information:
Cash paid for income taxes			427,977	400,377
Supplemental disclosures of noncash investing and financing activities:
Change in value of common stock subject to possible redemption			1,893,733	1,440,963
Excise tax liability accrued for stock redemptions			202,341	0
Waiver of deferred underwriting fees			6,440,000	0
Debt discount on note payable to related party			$ 245,253	$ 54,034